ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

ACORN INTERNATIONAL, INC.

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In US dollars, except share data)

	December 31,
	2013	2014
Assets
Current assets:
Cash and cash equivalents	$2,708,804	$4,928,041
Other current assets	69,153	88,420
Amounts due from subsidiaries	8,909,203	8,881,560

Total current assets	11,687,160	13,898,021
Investments in subsidiaries	111,453,643	65,447,106

Total assets	$123,140,803	$79,345,127

Liabilities and equity
Current liabilities:
Other current liabilities	$254,980	$206,414
Amount due to subsidiaries	—	849,784
Current portion of long-term debt	—	8,506,324

Total current liabilities	254,980	9,562,522
Long-term debt	8,502,198	—

Total liabilities	8,757,178	9,562,522

Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,937,174 and 95,237,174 shares issued and 82,449,791 and 82,749,791 shares outstanding as of December 31, 2013 and 2014, respectively)	949,372	952,372
Additional paid-in capital	158,962,286	159,387,286
Accumulated deficits	(60,703,494)	(105,032,406)
Accumulated other comprehensive income	35,284,912	34,584,804
Treasury stock, at cost (12,487,383 and 12,487,383 shares as of December 31, 2013 and 2014, respectively)	(20,109,451)	(20,109,451)

Total equity	114,383,625	69,782,605

Total liabilities and equity	$123,140,803	$79,345,127

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF OPERATIONS

(In US dollars)

	For the years ended December 31,
	2012	2013	2014
Operating expenses:
Other selling and marketing expenses	$—	$640	$357
General and administrative expenses	1,479,363	1,131,520	1,888,954

Total operating expenses	1,479,363	1,132,160	1,889,311

Loss from operations	(1,479,363)	(1,132,160)	(1,889,311)
Equity in losses of subsidiaries	(16,446,388)	(38,650,417)	(42,249,948)
Other expenses	(323)	(113,301)	(189,653)

Loss before income taxes	(17,926,074)	(39,895,878)	(44,328,912)
Income taxes	—	—	—

Net loss of Acorn International, Inc. shareholders	$(17,926,074)	$(39,895,878)	$(44,328,912)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF COMPREHENSIVE LOSS

(In US dollars, except share data)

	For the years ended December 31,
	2012	2013	2014
Net loss	$(17,926,074)	$(39,895,878)	$(44,328,912)
Other comprehensive income, net of tax
Foreign currency translation adjustments	399,847	4,564,209	(700,108)

Comprehensive loss of Acorn International, Inc.	(17,526,227)	(35,331,669)	(45,029,020)

FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENTS OF CASH FLOWS

(In US dollars)

	For the years ended December 31,
	2012	2013	2014
Operating activities:
Net loss attributable to Acorn International, Inc. shareholders	$(17,926,074)	$(39,895,878)	$(44,328,912)
Share-based compensation	424,445	446,412	428,000
Equity in (earnings) losses of subsidiaries	16,446,388	38,650,417	42,249,948
Accrued interests on long-term debt	—	152,931	4,126
Changes in operating assets and liabilities:
Other current assets	10,432	19,260	(19,267)
Amounts due from subsidiaries	559,832	—	27,643
Amounts due to subsidiaries			849,784
Other current liabilities	(27,729)	(72,509)	(48,564)

Net cash used in operating activities	$(512,706)	$(699,367)	$(837,242)

Investing activities:
Cash received from capital deduction of YiyangYukang	—	—	3,056,479

Net cash provided by investing activities	$—	$—	$3,056,479

Financing activities:
Increase in long-term debt	—	8,450,000	—
Repurchase of ordinary shares	—	(8,645,505)	—
Dividends paid	(467)	—	—

Net cash used in financing activities	$(467)	$(195,505)	$—

Net increase (decrease) in cash and cash equivalents	$(513,173)	$(894,872)	$2,219,237
Cash and cash equivalents at the beginning of the year	4,116,849	3,603,676	2,708,804

Cash and cash equivalents at the end of the year	$3,603,676	$2,708,804	$4,928,041

FINANCIAL INFORMATION OF PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.